Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DoubleLine Funds Trust
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Selective Credit Fund
Class Name	Class I
Trading Symbol	DBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Selective Credit Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Selective Credit Fund outperformed the Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The biggest contributor to Fund performance was non-Agency residential mortgage-backed securities (MBS), which were supported by a favorable supply-demand dynamic. The biggest detractor was commercial MBS.
POSITIONING
The Fund’s duration increased and yield to maturity decreased primarily in response to market conditions, rather than positioning by the investment team. No changes were made to the credit allocations.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities

Top Detractors
↓	Commercial Mortgage-Backed Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.67	3.86	4.64
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 719,053,252
Holdings Count | $ / shares	283
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$719,053,252
Number of Holdings	283
Total Advisory Fees Paid	$0
Portfolio Turnover	27%
Effective Duration	3.36 years
Weighted Average Life	4.17 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	24.6
AA	7.0
A	9.2
BBB	10.8
BB	0.5
B and Below	22.6
Not Rated	22.3
Other	3.0

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	97.0
Money Market Funds	5.4
Non-Agency Commercial Mortgage Backed Obligations	0.0*
Cash & Other	-2.4
[1],[2]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Mar. 31, 2026

[1]
*	Represents less than 0.05% of net assets.

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.